Average Annual Total Returns - Alps Equal Sector Weight ETF		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
VettaFi Modelist Equal Weight Sector 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	13.33%	12.36%	12.37%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2],[3]	17.88%	14.42%	14.82%
Alps Equal Sector Weight ETF Shares
Prospectus [Line Items]
Average Annual Return, Percent		13.14%	12.20%	12.20%
Alps Equal Sector Weight ETF Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		12.61%	11.65%	11.56%
Alps Equal Sector Weight ETF Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		8.04%	9.61%	9.93%

[1]	Effective June 1, 2026, the VettaFi Modelist Equal Weight Sector 500 Index replaced the NYSE Equal Sector Weight Index as the Fund’s primary benchmark. The VettaFi Modelist Equal Weight Sector 500 Index performance information reflects the blended performance of the NYSE Equal Sector Weight Index through May 31, 2026 and the VettaFi Modelist Equal Weight Sector 500 Index thereafter.
[2]	Index performance shown in the table is the total return, which assumes reinvestment of any dividends and distributions during the time periods shown.
[3]	Broad-based securities market index of the Fund.